SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
		Aug. 31, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expiration period				10 years
Ordinary shares reserved for issuance					8,639,000
Ordinary shares available for future grant				1,884,425
Average market value, trading day period		30 days	30 days
Total intrinsic value of options exercised				$ 480	$ 573
Unrecognized compensation cost, period for recognition				11 months 1 day
Total unrecognized compensation cost	[1]			$ 1,625	3,345	$ 3,822
Total proceeds from public offering		$ 45,149	$ 349,590	$ 73,500	$ 45,149	$ 34,959
Additional Shares authorized		2,850,000	1,600,000
Stock issued, shares		21,250,000	14,000,000
Issuance expenses		$ 400	$ 361
Share price		$ 1.89	$ 2.40
Stock Option [Member]
Weighted average grant date fair value of options granted				$ 0.54	$ 0.96	$ 1.99
Total unrecognized compensation cost				$ 1,049

[1]	Including $ 674, $ 2,086 and $ 822 compensation expenses related to RSUs for the year ended December 31, 2013, 2014 and 2015, respectively